Accounts Receivable (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Accounts Receivable [Abstract]
Accounts Receivable, Net

	October 31,	April 30,
(in millions)	2015	2015
Accounts receivable	$294.1	$308.4
Unbilled accounts receivable	44.7	41.5
Less: allowance for doubtful accounts	(12.0)	(11.9)
Accounts receivable, net	$326.8	$338.0

	April 30,	May 31,
(in millions)	2015	2014
Accounts receivable	$308.4	$369.4
Unbilled accounts receivable	41.5	53.0
Less: allowance for doubtful accounts	(11.9)	(18.2)
Accounts receivable, net	$338.0	$404.2

Allowance for Doubtful Accounts

(in millions)
Balance, May 31, 2012	$18.1
Provision	6.5
Write-offs and recoveries	(9.0)
Currency translation effect	0.4
Balance, May 31, 2013	16.0
Provision	13.1
Write-offs and recoveries	(11.2)
Currency translation effect	0.3
Balance, May 31, 2014	18.2
Provision	8.6
Write-offs and recoveries	(13.6)
Currency translation effect	(1.3)
Balance, April 30, 2015	$11.9